UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.7%
Aerospace/Defense — 2.4%

Boeing Co.	7,400	$647,204
Raytheon Co.	8,200	497,740
Spirit Aerosystems Holdings, Inc., Class A†	15,300	527,850

		1,672,794

Aerospace/Defense-Equipment — 1.0%

United Technologies Corp.	9,400	719,476

Agricultural Chemicals — 2.0%

Monsanto Co.	12,300	1,373,787

Applications Software — 3.5%

Microsoft Corp.	69,400	2,470,640

Banks-Fiduciary — 1.5%

The Bank of New York Mellon Corp.	21,249	1,036,101

Beverages-Non-alcoholic — 3.1%

PepsiCo, Inc.	28,700	2,178,330

Cable TV — 0.5%

Comcast Corp., Class A†	18,700	341,462

Casino Hotel — 0.5%

Las Vegas Sands Corp.†	3,550	365,828

Cellular Telecom — 1.2%

NII Holdings, Inc.†	17,600	850,432

Coal — 1.0%

Peabody Energy Corp.	11,300	696,532

Commercial Services — 0.5%

AerCap Holdings NV†	17,400	363,138

Computer Aided Design — 1.2%

Autodesk, Inc.†	17,028	847,313

Computers — 7.0%

Apple, Inc.†	10,900	2,159,072
Hewlett-Packard Co.	19,600	989,408
International Business Machines Corp.	9,800	1,059,380
Research In Motion Ltd.†	6,050	686,070

		4,893,930

Cosmetics & Toiletries — 3.2%

Procter & Gamble Co.	30,200	2,217,284

Data Processing/Management — 1.0%

Fiserv, Inc.†	12,800	710,272

Diagnostic Kits — 0.8%

Inverness Medical Innovations, Inc.†	10,000	561,800

Diversified Manufacturing Operations — 4.8%

Danaher Corp.	13,400	1,175,716
Dover Corp.	15,200	700,568
General Electric Co.	39,900	1,479,093

		3,355,377

Diversified Minerals — 0.9%

Cia Vale do Rio Doce ADR	19,000	620,730

E-Commerce/Services — 1.1%

eBay, Inc.†	22,600	750,094

Electric Products-Misc. — 2.6%

AMETEK, Inc.	16,304	763,679
Emerson Electric Co.	18,300	1,036,878

		1,800,557

Electronic Components-Semiconductors — 3.7%

Broadcom Corp., Class A†	15,700	410,398
Intel Corp.	48,104	1,282,453
NVIDIA Corp.†	7,600	258,552
Texas Instruments, Inc.	19,500	651,300

		2,602,703

Electronic Forms — 0.8%

Adobe Systems, Inc.†	12,600	538,398

Electronic Measurement Instruments — 1.0%

Agilent Technologies, Inc.†	18,500	679,690

Electronics-Military — 0.9%

L-3 Communications Holdings, Inc.	6,000	635,640

Enterprise Software/Service — 1.6%

Oracle Corp.†	49,200	1,110,936

Finance-Credit Card — 1.1%

American Express Co.	14,900	775,098

Finance-Investment Banker/Broker — 1.2%

The Goldman Sachs Group, Inc.	3,950	849,448

Finance-Other Services — 1.6%

CME Group, Inc.	1,100	754,600
NYMEX Holdings, Inc.	2,500	334,025

		1,088,625

Instruments-Scientific — 1.7%

Thermo Fisher Scientific, Inc.†	20,400	1,176,672

Insurance-Multi-line — 1.0%

Assurant, Inc.	10,400	695,760

Internet Infrastructure Software — 0.7%

Akamai Technologies, Inc.†	13,200	456,720

Machinery-General Industrial — 0.5%

IDEX Corp.	9,331	337,129

Medical Instruments — 1.2%

Medtronic, Inc.	17,000	854,590

Medical Products — 3.2%

Johnson & Johnson	22,800	1,520,760
Zimmer Holdings, Inc.†	10,200	674,730

		2,195,490

Medical-Biomedical/Gene — 2.4%

Celgene Corp.†	8,400	388,164
Genentech, Inc.†	8,600	576,802
Genzyme Corp.†	9,800	729,512

		1,694,478

Medical-Drugs — 2.9%

Abbott Laboratories	8,200	460,430
Allergan, Inc.	5,200	334,048
Novartis AG ADR	11,300	613,703
Schering-Plough Corp.	22,400	596,736

		2,004,917

Medical-Generic Drugs — 1.0%

Barr Pharmaceuticals, Inc.†	12,500	663,750

Medical-HMO — 2.0%

UnitedHealth Group Inc.	23,700	1,379,340

Medical-Wholesale Drug Distribution — 0.4%

Cardinal Health, Inc.	5,400	311,850

Multimedia — 0.9%

News Corp., Class A	31,279	640,907

Networking Products — 2.4%

Cisco Systems, Inc.†	62,700	1,697,289

Oil & Gas Drilling — 1.4%

Transocean, Inc.	6,592	943,645

Oil Companies-Integrated — 2.0%

ExxonMobil Corp.	15,200	1,424,088

Oil Refining & Marketing — 1.0%

Valero Energy Corp.	9,600	672,288

Oil-Field Services — 3.8%

Halliburton Co.	22,300	845,393
Schlumberger, Ltd.	18,200	1,790,334

		2,635,727

Retail-Apparel/Shoe — 0.5%

American Eagle Outfitters, Inc.	18,200	378,014

Retail-Consumer Electronics — 0.8%

Best Buy Co., Inc.	10,200	537,030

Retail-Discount — 1.8%

Target Corp.	11,000	550,000
Wal-Mart Stores, Inc.	14,400	684,432

		1,234,432

Retail-Drug Store — 2.2%

CVS Caremark Corp.	38,302	1,522,504

Retail-Office Supplies — 0.9%

Staples, Inc.	26,900	620,583

Retail-Regional Department Stores — 0.7%

Kohl’s Corp.†	10,000	458,000

Retail-Restaurants — 0.5%

Starbucks Corp.†	18,800	384,836

Semiconductors Components-Intergrated Circuits — 0.6%

Marvell Technology Group, Ltd.†	27,700	387,246

Telecom Equipment-Fiber Optics — 1.2%

Corning, Inc.	33,600	806,064

Therapeutics — 1.3%

Gilead Sciences, Inc.†	20,400	938,604

Web Portals/ISP — 4.4%

Google, Inc., Class A†	3,600	2,489,328
Yahoo!, Inc.†	25,100	583,826

		3,073,154

Wireless Equipment — 1.6%

QUALCOMM, Inc.	28,250	1,111,637

X-Ray Equipment — 1.0%

Hologic, Inc.†	9,700	665,808

Total Long-Term Investment Securities

(cost $57,951,316)		68,008,967

REPURCHASE AGREEMENT — 2.5%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,732,000)	$1,732,000	1,732,000

TOTAL INVESTMENTS
(cost $59,683,316) (2)	100.2%	69,740,967
Liabilities in excess of other assets	(0.2)	(118,475)

NET ASSETS	100.0%	$69,622,492

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007— (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 85.7%
Apparel Manufacturer — 0.8%

Hartmarx Corp.†	117,000	$398,970

Building-Heavy Construction — 1.8%

Granite Construction, Inc.	25,600	926,208

Commercial Services — 4.3%

AerCap Holdings NV†	31,800	663,666
TeleTech Holdings, Inc.†	37,400	795,498
The Providence Service Corp.†	28,000	787,920

		2,247,084

Commercial Services-Finance — 8.3%

Euronet Worldwide, Inc.†	33,500	1,005,000
Global Cash Access Holdings, Inc.†	117,300	710,838
Heartland Payment Systems, Inc.	32,626	874,377
Jackson Hewitt Tax Service, Inc.	56,400	1,790,700

		4,380,915

Data Processing/Management — 1.5%

Global Payments, Inc.	8,000	372,160
MoneyGram International, Inc.	26,600	408,842

		781,002

Dental Supplies & Equipment — 1.7%

Sirona Dental Systems, Inc.†	26,300	880,524

Diagnostic Equipment — 1.0%

Home Diagnostics, Inc.†	64,200	524,514

E-Commerce/Products — 2.0%

NutriSystem, Inc.†	38,600	1,041,428

Electronic Components-Semiconductors — 3.6%

Microchip Technology, Inc.	47,900	1,505,018
Microsemi Corp.†	17,400	385,236

		1,890,254

Enterprise Software/Service — 0.6%

Epicor Software Corp.†	28,000	329,840

Finance-Commercial — 0.5%

Cardtronics Inc.†	27,100	273,981

Food-Wholesale/Distribution — 2.3%

Spartan Stores, Inc.	52,800	1,206,480

Footwear & Related Apparel — 1.2%

Steven Madden, Ltd.†	32,800	656,000

Instruments-Scientific — 1.6%

FEI Co.†	34,100	846,703

Internet Application Software — 1.5%

DealerTrack Holdings, Inc.†	24,400	816,668

Internet Content-Information/News — 1.3%

Harris Interactive, Inc.†	158,000	673,080

Internet Infrastructure Equipment — 1.6%

Avocent Corp.†	35,700	832,167

Machinery-General Industrial — 1.2%

Flow International Corp.†	66,800	622,576

Medical Laser Systems — 1.0%

Cynosure, Inc. Class A†	20,000	529,200

Medical-Drugs — 1.1%

Sepracor, Inc.†	21,900	574,875

Medical-Hospitals — 1.6%

Universal Health Services, Inc., Class B	16,700	855,040

Medical-Outpatient/Home Medical — 1.2%

Lincare Holdings, Inc.†	18,200	639,912

Networking Products — 3.3%

Anixter International, Inc.†	14,900	927,823
Polycom, Inc.†	29,200	811,176

		1,738,999

Oil Companies-Exploration & Production — 2.6%

PetroHawk Energy Corp.†	13,200	228,492
Unit Corp.†	24,200	1,119,250

		1,347,742

Oil Field Machinery & Equipment — 2.1%

Complete Production Services, Inc.†	60,900	1,094,373

Oil-Field Services — 1.8%

TETRA Technologies, Inc.†	62,600	974,682

Physical Therapy/Rehabilitation Centers — 4.9%

Healthsouth Corp.†	18,700	392,700
Psychiatric Solutions, Inc.†	67,700	2,200,250

		2,592,950

Power Converter/Supply Equipment — 2.5%

PowerSecure International, Inc.†	97,100	1,310,850

Printing-Commercial — 2.2%

Cenveo, Inc.†	20,400	356,388
Consolidated Graphics, Inc.†	16,800	803,376

		1,159,764

Real Estate Management/Services — 1.3%

Grubb & Ellis Co.†	104,100	667,281

Rental Auto/Equipment — 0.9%

RSC Holdings, Inc.†	38,800	486,940

Retail-Discount — 1.1%
Citi Trends, Inc.†	37,800	583,632

Retail-Petroleum Products — 2.7%
World Fuel Services Corp.	49,500	1,436,985

Retail-Restaurants — 2.3%
McCormick & Schmick’s Seafood Restaurants, Inc.†	43,000	512,990
Morton’s Restaurant Group, Inc.†	75,600	705,348

		1,218,338

Semiconductor Equipment — 3.2%
Varian Semiconductor Equipment Associates, Inc.†	28,200	1,043,400
Veeco Instruments, Inc.†	37,300	622,910

		1,666,310

Semiconductors Components-Intergrated Circuits — 2.8%
Integrated Device Technology, Inc.†	132,600	1,499,706

Telecom Services — 2.0%
Consolidated Commerce Holdings, Inc.	38,800	772,120
NeuStar Inc.†	9,600	275,328

		1,047,448

Telecommunication Equipment — 1.6%
Arris Group, Inc.†	84,400	842,312

Theater — 0.7%
Carmike Cinemas, Inc.	47,900	347,754

Transactional Software — 2.0%
VeriFone Holdings, Inc.†	45,400	1,055,550

Transport-Services — 1.6%

UTI Worldwide, Inc.	43,800	858,480

Veterinary Diagnostics — 0.9%

Animal Health International, Inc.†	40,300	495,690

Wireless Equipment — 1.5%

Radyne Corp.†	87,800	807,760

Total Long-Term Investment Securities

(cost $48,396,403)		45,160,967

REPURCHASE AGREEMENT — 15.6%

UBS Securities, LLC Joint Repurchase Agreement (1) (cost $8,221,000)	$8,221,000	8,221,000

TOTAL INVESTMENTS
(cost $56,617,403) (2)	101.3%	53,381,967
Liabilities in excess of other assets	(1.3)	(682,761)

NET ASSETS	100.0%	$52,699,206

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007— (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 88.1%
Aerospace/Defense — 1.9%

Spirit Aerosystems Holdings, Inc., Class A†	49,800	$1,718,100

Building-Heavy Construction — 1.7%

Granite Construction, Inc.	43,000	1,555,740

Cellular Telecom — 1.2%

NII Holdings, Inc.†	21,900	1,058,208

Commercial Services — 1.2%

AerCap Holdings NV†	52,400	1,093,588

Commercial Services-Finance — 8.1%

Equifax, Inc.	72,100	2,621,556
Euronet Worldwide, Inc.†	56,700	1,701,000
Jackson Hewitt Tax Service, Inc.	93,200	2,959,100

		7,281,656

Computer Services — 1.4%

Cognizant Technology Solutions Corp., Class A†	37,500	1,272,750

Data Processing/Management — 8.3%

Fidelity National Information Services, Inc.	59,700	2,482,923
Fiserv, Inc.†	65,000	3,606,850
Global Payments, Inc.	14,100	655,932
MoneyGram International, Inc.	46,200	710,094

		7,455,799

Dental Supplies & Equipment — 1.6%

Sirona Dental Systems, Inc.†	42,400	1,419,552

E-Commerce/Products — 1.9%

NutriSystem, Inc.†	62,900	1,697,042

Electric Products-Misc. — 2.0%

Molex, Inc.	65,800	1,796,340

Electronic Components-Semiconductors — 4.1%

Broadcom Corp., Class A†	34,700	907,058
Microchip Technology, Inc.	89,900	2,824,658

		3,731,716

Internet Infrastructure Equipment — 1.5%

Avocent Corp.†	59,900	1,396,269

Investment Management/Advisor Services — 0.8%

Invesco, Ltd.	22,600	709,188

Medical Information Systems — 1.6%

IMS Health, Inc.	62,200	1,433,088

Medical Labs & Testing Services — 0.9%

Laboratory Corp. of America Holdings†	11,400	861,042

Medical Products — 1.3%

Zimmer Holdings, Inc.†	17,300	1,144,395

Medical-Drugs — 1.1%

Sepracor, Inc.†	36,800	966,000

Medical-Generic Drugs — 1.7%

Barr Pharmaceuticals, Inc.†	29,700	1,577,070

Medical-Hospitals — 1.6%

Universal Health Services, Inc., Class B	28,200	1,443,840

Medical-Outpatient/Home Medical — 1.2%

Lincare Holdings, Inc.†	30,900	1,086,444

Medical-Wholesale Drug Distribution — 3.5%

AmerisourceBergen Corp.	35,200	1,579,424
Cardinal Health, Inc.	28,100	1,622,775

		3,202,199

Networking Products — 3.2%

Anixter International, Inc.†	24,900	1,550,523
Polycom, Inc.†	49,100	1,363,998

		2,914,521

Oil Companies-Exploration & Production — 2.6%

PetroHawk Energy Corp.†	22,500	389,475
Unit Corp.†	41,700	1,928,625

		2,318,100

Oil Field Machinery & Equipment — 1.2%

Complete Production Services, Inc.†	62,000	1,114,140

Oil-Field Services — 2.9%

Exterran Holdings, Inc.†	12,000	981,600
TETRA Technologies, Inc.†	104,500	1,627,065

		2,608,665

Physical Therapy/Rehabilation Centers — 4.0%

Psychiatric Solutions, Inc.†	111,200	3,614,000

Retail-Apparel/Shoe — 2.2%

American Eagle Outfitters, Inc.	93,600	1,944,072

Retail-Major Department Stores — 2.2%

J.C. Penney Co., Inc.	44,400	1,953,156

Retail-Petroleum Products — 2.7%

World Fuel Services Corp.	83,800	2,432,714

Retail-Regional Department Stores — 1.3%

Kohl’s Corp.†	25,400	1,163,320

Retail-Restaurants — 1.2%

The Cheesecake Factory, Inc.†	46,700	1,107,257

Retirement/Aged Care — 0.8%

Brookdale Senior Living, Inc.	27,000	767,070

Semiconductor Equipment — 1.9%

Varian Semiconductor Equipment Associates, Inc.†	47,300	1,750,100

Semiconductors Components-Intergrated Circuits — 6.2%

Integrated Device Technology, Inc.†	224,200	2,535,702
Marvell Technology Group, Ltd.†	104,100	1,455,318
Maxim Integrated Products, Inc.	59,000	1,562,320

		5,553,340

Telecom Services — 1.9%

Amdocs, Ltd.†	36,500	1,258,155
NeuStar, Inc.† Class A	16,300	467,484

		1,725,639

Telecommunication Equipment — 1.6%

Arris Group, Inc.†	142,300	1,420,154

Transactional Software — 2.0%

VeriFone Holdings, Inc.†	77,100	1,792,575

Transport-Services — 1.6%

UTI Worldwide, Inc.	72,500	1,421,000

Total Long-Term Investment Securities (cost $84,780,497)		79,499,849

REPURCHASE AGREEMENT — 12.1%

UBS Securities, LLC Joint Repurchase Agreement (1) (cost $10,945,000)	$10,945,000	10,945,000

TOTAL INVESTMENTS (cost $95,725,497) (2)	100.2%	90,444,849
Liabilities in excess of other assets	(0.2)	(209,927)

NET ASSETS	100.0%	$90,234,922

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007— (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.8%
Aerospace/Defense — 0.9%
Boeing Co.	10,400	$909,584

Aerospace/Defense-Equipment — 1.5%

United Technologies Corp.	20,000	1,530,800

Apparel Manufacturer — 1.8%

Phillips-Van Heusen Corp.	48,300	1,780,338

Applications Software — 2.1%

Microsoft Corp.	60,300	2,146,680

Banks-Fiduciary — 1.5%

The Bank of New York Mellon Corp.	30,900	1,506,684

Banks-Super Regional — 2.3%

Bank of America Corp.	56,100	2,314,686

Beverages-Non-alcoholic — 1.4%

PepsiCo, Inc.	19,400	1,472,460

Brewery — 2.1%

Anheuser-Busch Cos., Inc.	40,700	2,130,238

Chemicals-Diversified — 0.9%

E.I. du Pont de Nemours & Co.	21,800	961,162

Computers — 1.4%

Hewlett-Packard Co.	27,600	1,393,248

Cosmetics & Toiletries — 1.9%

Procter & Gamble Co.	25,700	1,886,894

Data Processing/Management — 1.5%

Fiserv, Inc.†	26,900	1,492,681

Diversified Manufacturing Operations — 4.5%

3M Co.	18,000	1,517,760
General Electric Co.	82,300	3,050,861

		4,568,621

Electric-Integrated — 4.3%

Duke Energy Corp.	75,100	1,514,767
FPL Group, Inc.	20,500	1,389,490
Public Service Enterprise Group, Inc.	15,200	1,493,248

		4,397,505

Electronic Components-Misc. — 1.7%

Tyco Electronics, Ltd.	46,900	1,741,397

Electronic Components-Semiconductors — 3.0%

Intel Corp.	80,100	2,135,466
Microchip Technology, Inc.	30,200	948,884

		3,084,350

Enterprise Software/Service — 2.3%

Oracle Corp.†	101,900	2,300,902

Finance-Credit Card — 1.4%

American Express Co.	28,100	1,461,762

Finance-Investment Banker/Broker — 4.7%

Citigroup, Inc.	65,100	1,916,544
JPMorgan Chase & Co.	32,600	1,422,990
Morgan Stanley	27,300	1,449,903

		4,789,437

Food-Misc. — 2.0%

Kraft Foods, Inc., Class A	62,800	2,049,164

Insurance-Multi-line — 1.5%

Hartford Financial Services Group, Inc.	17,800	1,551,982

Insurance-Property/Casualty — 2.2%

Chubb Corp.	40,900	2,232,322

Investment Management/Advisor Services — 1.5%

Invesco, Ltd.	48,300	1,515,654

Medical Products — 1.5%

Johnson & Johnson	23,200	1,547,440

Medical-Drugs — 2.8%

Merck & Co., Inc.	24,300	1,412,073
Pfizer, Inc.	62,050	1,410,397

		2,822,470

Medical-Generic Drugs — 2.9%

Barr Pharmaceuticals, Inc.†	26,900	1,428,390
Mylan Laboratories, Inc.	107,600	1,512,856

		2,941,246

Medical-HMO — 1.7%

UnitedHealth Group Inc.	29,200	1,699,440

Metal-Aluminum — 0.9%

Alcoa, Inc.	26,300	961,265

Multimedia — 1.4%

News Corp., Class A	70,900	1,452,741

Networking Products — 1.5%

Cisco Systems, Inc.†	57,500	1,556,525

Non-Hazardous Waste Disposal — 1.4%

Waste Management, Inc.	43,200	1,411,344

Oil Companies-Integrated — 11.0%

Chevron Corp.	26,900	2,510,577
ConocoPhillips	28,700	2,534,210
ExxonMobil Corp.	34,100	3,194,829
Marathon Oil Corp.	48,300	2,939,538

		11,179,154

Oil Refining & Marketing — 2.0%

Sunoco, Inc.	28,300	2,050,052

Oil-Field Services — 1.6%

Schlumberger, Ltd.	16,800	1,652,616

Paper & Related Products — 1.1%

International Paper Co.	34,800	1,126,824

Retail-Apparel/Shoe — 2.0%

American Eagle Outfitters, Inc.	99,300	2,062,461

Retail-Building Products — 1.0%

Home Depot, Inc.	37,200	1,002,168

Retail-Regional Department Stores — 1.7%

Kohl’s Corp.†	36,700	1,680,860

Savings & Loans/Thrifts — 1.6%

People’s United Financial, Inc.	90,700	1,614,460

Semiconductor Equipment — 0.9%

Applied Materials, Inc.	52,400	930,624

Telecom Equipment-Fiber Optics — 1.0%

Corning, Inc.	40,300	966,797

Telephone-Integrated — 4.1%

AT&T, Inc.	52,600	2,186,056
Verizon Communications, Inc.	44,300	1,935,467

		4,121,523

Tobacco — 2.0%

Altria Group, Inc.	26,600	2,010,428

Transport-Services — 1.9%

United Parcel Service, Inc., Class B	26,800	1,895,296

Wireless Equipment — 1.4%

QUALCOMM, Inc.	37,000	1,455,950

Total Long-Term Investment Securities (cost $94,387,501)		97,360,235

REPURCHASE AGREEMENT — 3.4%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,470,000)	$3,470,000	3,470,000

TOTAL INVESTMENTS (cost $97,857,501) (2)	99.2%	100,830,235
Other assets less liabilities	0.8	800,002

NET ASSETS	100.0%	$101,630,237

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 65.8%
Aerospace/Defense — 0.9%

Boeing Co.	5,700	$498,522
Raytheon Co.	6,300	382,410
Spirit Aerosystems Holdings, Inc., Class A†	11,800	407,100

		1,288,032

Aerospace/Defense-Equipment — 0.9%

United Technologies Corp.	16,200	1,239,948

Agricultural Chemicals — 0.7%

Monsanto Co.	9,400	1,049,886

Apparel Manufacturer — 0.6%

Phillips-Van Heusen Corp.	21,700	799,862

Applications Software — 1.8%

Microsoft Corp.	71,778	2,555,297

Banks-Fiduciary — 1.0%

The Bank of New York Mellon Corp.	29,016	1,414,820

Banks-Super Regional — 1.7%

Bank of America Corp.	34,388	1,418,849
Wells Fargo & Co.	34,200	1,032,498

		2,451,347

Beverages-Non-alcoholic — 1.2%

PepsiCo, Inc.	22,200	1,684,980

Brewery — 0.6%

Anheuser-Busch Cos., Inc.	15,900	832,206

Cable TV — 0.2%

Comcast Corp., Class A†	14,650	267,509

Casino Hotel — 0.2%

Las Vegas Sands Corp.†	2,750	283,387

Cellular Telecom — 0.4%

NII Holdings, Inc.†	13,300	642,656

Chemicals-Diversified — 0.3%

E.I. du Pont de Nemours & Co.	9,600	423,264

Coal — 0.4%

Peabody Energy Corp.	8,700	536,268

Commercial Services — 0.2%

AerCap Holdings NV†	13,200	275,484

Computer Aided Design — 0.4%

Autodesk, Inc.†	13,044	649,069

Computers — 2.9%

Apple, Inc.†	8,400	1,663,872
Hewlett-Packard Co.	23,200	1,171,136
International Business Machines Corp.	7,600	821,560
Research In Motion Ltd.†	4,600	521,640

		4,178,208

Cosmetics & Toiletries — 1.8%

Procter & Gamble Co.	35,900	2,635,778

Data Processing/Management — 0.4%

Fiserv, Inc.†	9,900	549,351

Diagnostic Kits — 0.3%

Inverness Medical Innovations, Inc.†	7,700	432,586

Diversified Manufacturing Operations — 3.4%

3M Co.	8,300	699,856
Danaher Corp.	10,300	903,722
Dover Corp.	11,790	543,401
General Electric Co.	76,500	2,835,855

		4,982,834

Diversified Minerals — 0.3%

Cia Vale do Rio Doce ADR	14,600	476,982

E-Commerce/Services — 0.4%

eBay, Inc.†	17,500	580,825

Electric Products-Misc. — 1.0%

AMETEK, Inc.	12,534	587,093
Emerson Electric Co.	14,100	798,906

		1,385,999

Electric-Integrated — 2.3%

Duke Energy Corp.	36,600	738,222
FPL Group, Inc.	9,000	610,020
Public Service Enterprise Group, Inc.	6,700	658,208
Southern Co.	19,100	740,125
Xcel Energy, Inc.	27,900	629,703

		3,376,278

Electronic Components-Semiconductors — 1.7%

Broadcom Corp., Class A†	12,100	316,294
Intel Corp.	52,600	1,402,316
NVIDIA Corp.†	5,900	200,718
Texas Instruments, Inc.	15,100	504,340

		2,423,668

Electronic Forms — 0.3%

Adobe Systems, Inc.†	9,700	414,481

Electronic Measurement Instruments — 0.4%

Agilent Technologies, Inc.†	14,200	521,708

Electronics-Military — 0.3%

L-3 Communications Holdings, Inc.	4,600	487,324

Enterprise Software/Service — 1.0%

Oracle Corp.†	62,500	1,411,250

Finance-Credit Card — 1.1%

American Express Co.	29,400	1,529,388

Finance-Investment Banker/Broker — 2.9%

Citigroup, Inc.	40,888	1,203,743
JPMorgan Chase & Co.	31,400	1,370,610
Morgan Stanley	18,200	966,602
The Goldman Sachs Group, Inc.	2,984	641,709

		4,182,664

Finance-Other Services — 0.6%

CME Group, Inc.	800	548,800
Nymex Holdings, Inc.	2,000	267,220

		816,020

Food-Misc. — 0.7%

Kraft Foods, Inc., Class A	28,928	943,921

Independent Power Producer — 0.0%

Mirant Corp.	186	7,250

Instruments-Scientific — 0.6%

Thermo Fisher Scientific, Inc.†	15,800	911,344

Insurance-Multi-line — 1.6%

Assurant, Inc.	8,000	535,200
Hartford Financial Services Group, Inc.	9,200	802,148
MetLife, Inc.	16,700	1,029,054

		2,366,402

Insurance-Property/Casualty — 0.6%

Chubb Corp.	16,400	895,112

Internet Infrastructure Software — 0.2%

Akamai Technologies, Inc.†	10,200	352,920

Investment Management/Advisor Services — 0.5%

Invesco, Ltd.	21,300	668,394

Machinery-General Industrial — 0.2%

IDEX Corp.	7,158	258,619

Medical Instruments — 0.5%

Medtronic, Inc.	13,100	658,537

Medical Products — 1.6%

Johnson & Johnson	28,000	1,867,600
Zimmer Holdings, Inc.†	7,800	515,970

		2,383,570

Medical-Biomedical/Gene — 0.9%

Celgene Corp.†	6,500	300,365
Genentech, Inc.†	6,700	449,369
Genzyme Corp.†	7,500	558,300

		1,308,034

Medical-Drugs — 1.7%

Abbott Laboratories	6,400	359,360
Allergan, Inc.	4,000	256,960
Novartis AG ADR	8,700	472,497
Pfizer, Inc.	38,814	882,242
Schering-Plough Corp.	17,300	460,872

		2,431,931

Medical-Generic Drugs — 0.8%

Barr Pharmaceuticals, Inc.†	9,700	515,070
Mylan, Inc.	49,000	688,940

		1,204,010

Medical-HMO — 1.2%

UnitedHealth Group Inc.	30,900	1,798,380

Medical-Wholesale Drug Distribution — 0.2%

Cardinal Health, Inc.	4,100	236,775

Metal-Aluminum — 0.3%

Alcoa, Inc.	11,700	427,635

Multimedia — 0.8%

News Corp., Class A	57,114	1,170,266

Networking Products — 0.9%

Cisco Systems, Inc.†	48,300	1,307,481

Non-Hazardous Waste Disposal — 0.4%

Waste Management, Inc.	18,500	604,395

Oil & Gas Drilling — 0.5%

Transocean, Inc.†	5,083	727,631

Oil Companies-Integrated — 4.9%

Chevron Corp.	14,628	1,365,231
ConocoPhillips	15,400	1,359,820
ExxonMobil Corp.	33,500	3,138,615
Marathon Oil Corp.	21,400	1,302,404

		7,166,070

Oil Refining & Marketing — 1.5%

Sunoco, Inc.	12,700	919,988
Valero Energy Corp.	18,600	1,302,558

		2,222,546

Oil-Field Services — 1.4%

Halliburton Co.	17,200	652,052
Schlumberger, Ltd.	14,100	1,387,017

		2,039,069

Paper & Related Products — 0.3%

International Paper Co.	13,400	433,892

Retail-Apparel/Shoe — 0.8%

American Eagle Outfitters, Inc.	58,600	1,217,122

Retail-Building Products — 0.3%

Home Depot, Inc.	16,400	441,816

Retail-Consumer Electronics — 0.3%

Best Buy Co., Inc.	7,700	405,405

Retail-Discount — 0.7%

Target Corp.	8,500	425,000
Wal-Mart Stores, Inc.	11,100	527,583

		952,583

Retail-Drug Store — 0.8%

CVS Caremark Corp.	29,661	1,179,025

Retail-Office Supplies — 0.3%

Staples, Inc.	20,800	479,856

Retail-Regional Department Stores — 0.2%

Kohl’s Corp.†	7,700	352,660

Retail-Restaurants — 0.2%

Starbucks Corp.†	14,400	294,768

Savings & Loans/Thrifts — 0.5%

People’s United Financial, Inc.	37,300	663,940

Semiconductors Components-Intergrated Circuits — 0.2%

Marvell Technology Group, Ltd.†	21,400	299,172

Telecom Equipment-Fiber Optics — 0.4%

Corning, Inc.	26,000	623,740

Telephone-Integrated — 1.9%

AT&T, Inc.	35,135	1,460,211
Verizon Communications, Inc.	31,000	1,354,390

		2,814,601

Therapeutics — 0.5%

Gilead Sciences, Inc.†	15,700	722,357

Tobacco — 0.6%

Altria Group, Inc.	12,100	914,518

Transport-Services — 0.6%

United Parcel Service, Inc., Class B	12,900	912,288

Web Portals/ISP — 1.6%

Google, Inc., Class A†	2,750	1,901,570
Yahoo!, Inc.†	19,300	448,918

		2,350,488

Wireless Equipment — 0.6%

QUALCOMM, Inc.	21,850	859,797

X-Ray Equipment — 0.4%

Hologic, Inc.†	7,500	514,800

Total Common Stock (cost $85,598,501)		95,302,479

PREFERRED STOCK — 0.5%
Banks-Money Center — 0.1%

Santander Finance Preferred SA 5.66% (1)	8,400	155,820

Banks-Super Regional — 0.1%

Wachovia Capital Trust IX 6.38%	3,100	61,845

Diversified Financial Services — 0.2%

General Electric Capital Corp. 8.00%(2)	14,000	315,000

Special Purpose Entity — 0.1%

Structured Repackaged Asset-Backed Trust Securities 4.10% (1)	9,200	159,436

Total Preferred Stock (cost $853,994)		692,101

ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%

Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36 (3)(4)	$341,333	339,969
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47 (3)(4)	332,084	327,521
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44 (5)	165,000	164,350
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW18, Class A4 5.77% due 06/11/50	700,000	734,234
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.55% due 07/25/37 (3)(4)	399,608	395,161
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39 (5)	674,000	666,857
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 10/25/36 (4)	920,000	859,058
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34 (4)	928,000	822,087
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM 5.80% due 08/10/45 (5)	515,000	520,219
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45 *(4)(5)	230,000	200,596
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.45% due 07/17/40 (4)(5)	400,000	383,095
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43 (4)(5)	250,000	225,417
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15 *(6)	350,000	280,000
Providian Master Note Trust Series 2006-C1A, Class C1 5.20% due 03/16/15 *(1)	550,000	520,695
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.74% due 10/15/12 (1)	439,937	439,626
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 4.99% due 09/15/21 *(1)(5)	515,000	495,005
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36 (1)(3)	427,896	431,529
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36 (3)(4)	217,656	217,963

Total Asset Backed Securities (cost $8,359,327)		8,023,382

CORPORATE BONDS & NOTES — 11.9%
Aerospace/Defense-Equipment — 0.1%

United Technologies Corp. Senior Notes 5.38% due 12/15/17	40,000	40,349
United Technologies Corp. Senior Notes 6.10% due 05/15/12	84,000	88,586

		128,935

Agricultural Chemicals — 0.1%

Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	10,000	10,050
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	25,000	24,437
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	45,000	48,150

		82,637

Agricultural Operations — 0.1%

Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	61,000	63,397
Cargill, Inc. Senior Notes 5.00% due 11/15/13*	106,000	104,212

		167,609

Airlines — 0.1%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	70,000	67,812
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	42,339	42,181

		109,993

Auto-Cars/Light Trucks — 0.1%

DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09 (1)	60,000	59,665
Ford Motor Co. Debentures 6.38% due 02/01/29	60,000	39,900
General Motors Corp. Debentures 8.25% due 07/15/23	40,000	31,800
General Motors Corp. Senior Bonds 8.38% due 07/15/33	33,000	26,565

		157,930

Banks-Commercial — 0.7%

BOI Capital Funding Bank Guar. Bonds 6.11% due 02/04/16 *(4)	50,000	43,150
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	70,000	69,182
Compass Bank Notes 5.50% due 04/01/20	110,000	103,494
Compass Bank Sub. Notes 6.40% due 10/01/17	30,000	30,616
First Maryland Capital II Company Guar. Notes 5.76% due 02/01/27(1)	196,000	181,857
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	90,000	90,881
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	100,380
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	120,000	117,056
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	55,000	56,796
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	120,000	115,189
US Bank NA Notes 3.90% due 08/15/08	38,000	37,656

		946,257

Banks-Fiduciary — 0.1%

The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	47,000	47,000
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	50,000	52,384

		99,384

Banks-Super Regional — 0.2%

Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	242,000	233,786
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	40,000	40,681
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	45,000	45,035

		319,502

Beverages-Non-alcoholic — 0.1%

PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	84,000	84,564

Brewery — 0.1%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	83,000	84,903

Broadcast Services/Program — 0.0%

Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	35,000	32,594

Building Products-Air & Heating — 0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	51,000	51,061

Building-Residential/Commerical — 0.0%

D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	41,000	39,208

Cable TV — 0.1%

CCH I LLC Company Guar. Notes 11.00% due 10/01/15	28,000	22,680
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	85,000	81,388
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	50,000	53,453
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	50,000	49,849

		207,370

Casino Hotels — 0.0%

MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	35,000	32,025
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	30,000	30,600

		62,625

Cellular Telecom — 0.2%

Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(1)	100,000	102,250
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	23,437
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	25,000	23,500
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	100,000	93,997
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(1)	15,000	15,225
Rural Cellular Corp. Senior Notes 10.66% due 11/01/12(1)	5,000	5,100

		263,509

Chemicals-Diversified — 0.1%

E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	38,000	37,629
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	65,000	65,410

		103,039

Chemicals-Specialty — 0.1%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	55,000	58,300
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	85,000	73,525

		131,825

Commercial Services-Finance — 0.1%

The Western Union Co. Senior Notes 5.40% due 11/17/11	161,000	162,232

Computer Services — 0.1%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	29,925
Computer Sciences Corp. Notes 3.50% due 04/15/08	65,000	64,609

		94,534

Containers-Paper/Plastic — 0.1%

Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	30,000	29,550
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	82,000	67,650
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	125,000	120,781

		217,981

Data Processing/Management — 0.1%

Fiserv, Inc. Senior Notes 6.13% due 11/20/12	80,000	81,424

Direct Marketing — 0.0%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	45,000	42,750

Diversified Financial Services — 0.2%

American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11 *	50,000	50,112
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/37(7)	80,000	83,535
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	96,000	98,183

		231,830

Diversified Manufacturing Operations — 0.1%

Danaher Corp. Senior Notes 5.63% due 01/15/18	108,000	109,349
General Electric Co. Senior Notes 5.25% due 12/06/17	77,000	76,836

		186,185

Diversified Operations — 0.0%

Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	50,000	39,578

Electric-Generation — 0.2%

Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	110,000	113,313
The AES Corp. Senior Notes 8.00% due 10/15/17*	60,000	61,350
The AES Corp. Senior Notes 8.88% due 02/15/11	85,000	88,613

		263,276

Electric-Integrated — 1.1%

Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	140,000	140,128
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	50,000	50,722
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	44,000	45,343
Dominion Resources, Inc. Senior Notes 5.75% due 05/15/08 (2)	132,000	132,292
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11 (7)	109,000	105,995
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	60,000	58,734
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	195,293
Florida Power & Light Co. 1st Mortgage Notes 5.55% due 11/01/17	96,000	97,930
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17 *	45,000	45,464
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	105,270	111,587
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	30,000	30,075
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	40,254	44,581
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	43,000	39,531
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	55,000	57,557
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	65,000	69,934
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	212,000	204,302
Sierra Pacific Power Co. Senior Sec. Bonds 6.75% due 07/01/37	90,000	93,032
Southern Energy, Inc. Notes 7.90% due 07/15/09 †(6)(8)(9)	150,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15 *	25,000	24,750
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15 *	35,000	34,650
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	38,000	38,968

		1,620,868

Electronic Components-Semiconductors — 0.1%

Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	30,000	24,750
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	100,000	103,691
Spansion, Inc. Sec. Notes 8.25% due 06/01/13 *(1)	10,000	9,000

		137,441

Electronic Measurement Instruments — 0.1%

Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	88,000	89,393

Electronics-Military — 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	20,000	19,700

Finance-Auto Loans — 0.2%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	140,000	131,774
General Motors Acceptance Corp. Senior Notes 6.88% due 09/15/11	120,000	102,659
General Motors Acceptance Corp. Senior Notes 6.88% due 08/28/12	8,000	6,704

		241,137

Finance-Commercial — 0.1%

Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	40,000	40,069
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	75,000	75,809

		115,878

Finance-Consumer Loans — 0.0%

John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	40,000	40,055

Finance-Credit Card — 0.1%

Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	82,000	80,433

Finance-Investment Banker/Broker — 0.4%

Citigroup, Inc. Senior Notes 5.85% due 07/02/13	93,000	95,744
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	120,000	119,410
Lehman Brothers Holdings, Inc. Senior Notes 4.38% due 11/30/10	45,000	43,946
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	64,000	62,572
Schwab Capital Trust I Company Guar. Bonds 7.50% due 11/15/37	69,000	69,324
The Bear Stearns Cos., Inc. Senior Notes 4.50% due 10/28/10	46,000	44,130
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	148,000	145,007

		580,133

Finance-Mortgage Loan/Banker — 0.1%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	4,000	2,922
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	100,000	57,557
Residential Capital LLC Company Guar. Notes 7.50% due 04/17/13 (2)	60,000	36,900
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09 (1)	18,000	12,780
Residential Capital LLC Company Guar. Notes 7.81% due 04/17/09 (1)	3,000	2,130

		112,289

Funeral Services & Related Items — 0.0%

Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	28,875

Home Furnishings — 0.0%

Simmons Co. Company Guar. Notes 7.88% due 01/15/14	25,000	23,125
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14 (2)	21,000	15,540

		38,665

Hotel/Motel — 0.0%

Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	45,000	45,027

Independent Power Producers — 0.2%

Calpine Corp. Sec. Notes 8.75% due 07/15/13 *(10)	175,000	188,125
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	90,000	87,750

		275,875

Industrial Automated/Robotic — 0.1%

Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	77,000	77,307

Insurance Brokers — 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	60,000	59,933
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	40,000	41,357

		101,290

Insurance-Life/Health — 0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13 *	134,000	136,838
Monumental Global Funding II Notes 5.65% due 07/14/11 *	66,000	69,354

		206,192

Insurance-Property/Casualty — 0.0%

The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	38,000	36,807
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,790

		39,597

Investment Management/Advisor Services — 0.1%

LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17 *(11)	40,000	39,900
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17 *	50,000	49,250

		89,150

Medical Products — 0.0%

Baxter International, Inc. Senior Notes 6.25% due 12/01/37	32,000	32,834

Medical-Drugs — 0.2%

Abbott Laboratories Senior Notes 6.15% due 11/30/37	48,000	50,648
American Home Products Corp. Notes 6.95% due 03/15/11	123,000	131,058
Wyeth Bonds 5.50% due 02/01/14	126,000	127,974

		309,680

Medical-Hospitals — 0.2%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	80,000	81,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	55,000	48,125
HCA, Inc. Sec. Notes 9.13% due 11/15/14	25,000	26,000
HCA, Inc. Sec. Notes 9.25% due 11/15/16	140,000	147,000

		302,625

Metal Processors & Fabrication — 0.1%

Commercial Metals Co. Senior Notes 6.50% due 07/15/17	87,000	91,214
Timken Co. Notes 5.75% due 02/15/10	96,000	96,995

		188,209

Metal-Aluminum — 0.1%

Alcoa, Inc. Notes 6.00% due 01/15/12	60,000	62,276
Alcoa, Inc. Bonds 6.50% due 06/15/18	141,000	148,308

		210,584

Metal-Diversified — 0.0%

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	65,000	69,712

Multimedia — 0.4%

Belo Corp. Senior Notes 6.75% due 05/30/13	60,000	59,089
Cox Enterprises, Inc. Senior Notes 7.88% due 09/15/10 *	205,000	220,037
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	80,000	86,149
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	156,000	187,919
Viacom, Inc. Senior Notes 6.13% due 10/05/17	22,000	21,999
Viacom, Inc. Senior Notes 6.88% due 04/30/36	50,000	50,136

		625,329

Non-Hazardous Waste Disposal — 0.1%

Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	56,000	57,493
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	60,000	68,060

		125,553

Office Automation & Equipment — 0.2%

IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	40,000	41,650
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	194,000	191,230
Pitney Bowes, Inc. Senior Notes 5.75% due 09/15/17	85,000	85,935

		318,815

Oil Companies-Exploration & Production — 0.2%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	175,000	178,937
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15 *	50,000	49,125
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	75,000	71,625

		299,687

Oil Companies-Integrated — 0.1%

Hess Corp. Bonds 7.88% due 10/01/29	80,000	94,689

Oil Refining & Marketing — 0.1%

The Premcor Refining Group, Inc Company Guar. Notes 6.75% due 05/01/14	180,000	185,004

Oil-Field Services — 0.0%

Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	15,000	14,775

Paper & Related Products — 0.1%

Bowater, Inc. Notes 6.50% due 06/15/13	75,000	55,125
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	30,000	29,175
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	10,000	9,725

		94,025

Physicians Practice Management — 0.0%

US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	14,813

Pipelines — 0.4%

Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	18,000	18,318
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	130,000	139,410
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	95,000	95,713
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	60,000	62,821
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	45,000	44,775
Panhandle Eastern Pipe Line Senior Notes 6.20% due 11/01/17	111,000	109,514
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	90,000	99,787

		570,338

Publishing-Periodicals — 0.0%

The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17 *	25,000	20,938

Quarrying — 0.1%

Vulcan Materials Senior Notes 6.40% due 11/30/17	64,000	65,946
Vulcan Materials Senior Notes 7.15% due 11/30/37	78,000	80,351

		146,297

Radio — 0.1%

Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	182,000	188,113

Real Estate Investment Trusts — 0.4%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	110,000	106,683
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	100,000	96,986
Liberty Property LP Senior Notes 5.63% due 10/01/17	45,000	45,025
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	78,000	70,803
PPF Funding, Inc. Bonds 5.35% due 04/15/12 *	60,000	59,881
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	35,000	32,668
Simon Property Group LP Notes 5.38% due 08/28/08	40,000	39,892
Vornado Realty LP Notes 4.50% due 08/15/09	60,000	59,790

		511,728

Recycling — 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14 (11)	45,000	37,575
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	20,000	16,200

		53,775

Rental Auto/Equipment — 0.2%

ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	90,000	81,741
ERAC USA Finance Co. Notes 7.35% due 06/15/08 *	150,000	151,280
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	40,000	34,800

		267,821

Research & Development — 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	55,000	46,887

Retail-Drug Store — 0.2%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	54,000	54,117
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30 *	59,000	59,174
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28 *	117,339	112,665

		225,956

Retail-Restaurants — 0.1%

Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	59,000	58,992
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	45,000	40,275
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	35,000	34,838

		134,105

Savings & Loans/Thrifts — 0.5%

Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/08 (7)	64,000	63,539
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	206,000	205,231
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	138,000	122,446
Washington Mutual Preferred Funding III Bonds 6.90% due 06/15/12 *(7)	100,000	94,651
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	75,000	66,898
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	45,000	39,633
Western Financial Bank Senior Debentures 9.63% due 05/15/12	126,000	135,519

		727,917

Special Purpose Entities — 0.5%

BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15 *	175,000	169,929
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/32 (7)	65,000	48,336
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	159,000	163,770
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17 *	25,000	24,875
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	5,000	5,400
KAR Holdings, Inc. Senior Notes 8.91% due 05/01/14 *(1)	25,000	22,688
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17 *	49,000	39,287
Pricoa Global Funding I Notes 5.30% due 09/27/13 *	110,000	114,609
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13 *	100,000	102,731

		691,625

Steel-Producers — 0.3%

International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	130,000	133,487
Nucor Corp. Senior Notes 5.75% due 12/01/17	60,000	60,447
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	60,000	59,546
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14 *	50,000	48,000
United States Steel Corp. Senior Notes 6.65% due 06/01/37	48,000	42,818
United States Steel Corp. Senior Notes 7.00% due 02/01/18	50,000	49,666

		393,964

Telecom Services — 0.2%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	174,000	181,429
Qwest Corp. Senior Notes 7.50% due 10/01/14	65,000	65,975

		247,404

Telephone-Integrated — 0.5%

AT&T Corp. Senior Notes 7.30% due 11/15/11	63,000	68,261
BellSouth Corp. Senior Notes 6.00% due 10/15/11	200,000	207,149
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	23,750
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	70,000	70,144
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	80,000	91,586
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	120,000	113,804
Verizon New York, Inc. Debentures 6.88% due 04/01/12	102,000	108,223

		682,917

Television-0.1%

Paxson Communication Corp. Senior Sec. Notes 11.49% due 01/15/13 *(1)	55,000	54,106
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	25,000	19,531

		73,637

Transport-Air Freight-0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	366,911	421,948

Transport-Rail-0.2%

BNSF Funding Trust I Company Guar. Bonds 6.61% due 1/15/26 (7)	130,000	121,382
CSX Corp. Senior Notes 6.25% due 03/15/18	158,000	158,807
Union Pacific Corp. Notes 3.88% due 02/15/09	18,000	17,846

		298,035

Transport-Services-0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	55,000	55,607
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	75,000	72,000
Ryder System, Inc. Notes 5.85% due 03/01/14	32,000	31,691

		159,298

Travel Service-0.0%

Travelport LLC Company Guar. Notes 9.75% due 09/01/14 (1)	25,000	24,188

Wireless Equipment-0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	45,000	43,537

Total Corporate Bonds & Notes (cost $17,158,817)		17,148,802

FOREIGN CORPORATE BONDS & NOTES-3.7%
Banks-Commercial-0.4%
Banco Continental de Panama SA Notes 6.63% due 12/01/10 *	35,000	35,700
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17 *	70,000	72,741
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.93% due 12/30/09 (1)(12)	109,000	78,752
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17 *(7)	111,000	102,634
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	135,000	130,846
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17 *(7)	100,000	99,699

		520,372

Banks-Money Center-0.2%

HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09 (12)	200,000	174,960
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09 (12)	145,000	146,514

		321,474

Beverages-Wine/Spirits-0.0%

Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	40,000	40,227

Broadcast Services/Program-0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25	139,000	141,315

Building Products-Cement-0.1%

C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14 *(7)	110,000	104,240

Cellular Telecom-0.0%

America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	70,000	68,397

Cruise Lines-0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	70,000	69,007

Diversified Financial Services-0.0%

TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18 *	63,000	62,213

Diversified Manufacturing Operations — 0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14 *	25,000	26,125
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	120,000	123,341

		149,466

Diversified Operations — 0.1%

Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27 *	140,000	158,703

Electric-Integrated — 0.1%

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	84,000	87,882
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17 *	30,000	30,358
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37 *	60,000	60,282

		178,522

Electronic Components-Misc. — 0.0%

NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	10,000	9,163

Finance-Other Services — 0.0%

Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17 *	72,000	68,162

Food-Retail — 0.1%

Delhaize Group SA Senior Notes 6.50% due 06/15/17	90,000	92,072

Gas-Distribution — 0.1%

Nakilat, Inc. Sec. Notes 6.07% due 12/31/33 *	85,000	77,558

Insurance-Multi-line — 0.3%

Aegon NV Sub. Bonds 5.40% due 07/15/14 (1)(12)	156,000	110,760
AXA SA Sub. Notes 6.38% due 12/14/36 *(7)	85,000	73,253
ING Groep NV Bonds 5.78% due 12/08/15 (7)	225,000	208,012

		392,025

Investment Companies — 0.1%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13 *	124,000	123,207

Xstrata Finance Canada Ltd. Company Guar. Notes 6.90% due 11/15/37 *	45,000	44,758

		167,965

Medical-Drugs — 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	55,000	46,062
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13 (1)	15,000	14,250
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	70,000	65,800

		126,112

Metal-Aluminum — 0.1%

Alcan, Inc. Notes 6.13% due 12/15/33	75,000	72,771

Metal-Diversified — 0.1%

Inco, Ltd. Bonds 7.20% due 09/15/32	71,000	76,056

Multimedia — 0.0%

The Thomson Corp. Notes 5.70% due 10/01/14	72,000	72,296

Oil Companies-Exploration & Production — 0.1%

Nexen, Inc. Bonds 6.40% due 05/15/37	100,000	99,832
OPTI Canada, Inc. Secured Notes 7.88% due 12/15/14 *	50,000	48,875

		148,707

Paper & Related Products — 0.0%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	45,000	39,375

Pipelines — 0.2%

Enbridge, Inc. Bonds 5.80% due 06/15/14	183,000	185,999
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	105,000	95,046

		281,045

Printing-Commercial — 0.0%

Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(15)	30,000	22,088

Real Estate Operations & Development — 0.1%

Brascan Corp. Notes 8.13% due 12/15/08	157,000	161,749

Satellite Telecom — 0.1%

Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15 (1)	65,000	65,163
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15 (2)	20,000	16,350

		81,513

Special Purpose Entities — 0.6%

Aries Vermoegensverwaltungs GmbH Bonds 9.60% due 10/25/14 *	250,000	321,750
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11 (12)	286,000	197,340
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	55,000	54,036
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17 *(7)	121,000	111,468
SovRisc BV Notes 4.63% due 10/31/08 *	133,000	133,796

		818,390

Telecom Services — 0.2%

TELUS Corp. Notes 8.00% due 06/01/11	238,000	257,866

Telephone-Integrated — 0.2%

British Telecommunications PLC Senior Notes 5.15% due 01/15/13	59,000	58,872
British Telecommunications PLC Bonds 8.63% due 12/15/30	71,000	93,977
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	115,000	118,189

		271,038

Transport-Marine — 0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37 *	121,000	114,332

Transport-Rail — 0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11	130,000	136,309

Total Foreign Corporate Bonds & Notes (cost $5,602,565)		5,300,528

FOREIGN GOVERNMENT AGENCIES — 1.2%

Sovereign — 1.2%

Federal Republic of Brazil Bonds 10.50% due 07/14/14	205,000	260,862
Republic of Argentina Bonds 5.39% due 08/03/12 (1)	230,000	129,950
Republic of Argentina Notes 8.28% due 12/31/33	379,512	364,332
Republic of Turkey Notes 9.00% due 06/30/11	190,000	211,375
Republic of Turkey Senior Notes 11.88% due 01/15/30	180,000	283,500
Republic of Venezuela Notes 8.50% due 10/08/14	100,000	96,500
Republic of Venezuela Bonds 9.25% due 09/15/27	250,000	249,375
Russian Federation Bonds 7.50% due 03/31/30 *(2)	123,750	140,766

Total Foreign Government Agencies (cost $1,652,181)		1,736,660

U.S. GOVERNMENT AGENCIES — 7.9%
Federal Home Loan Mtg. Corp. — 4.3%

5.00% due 05/01/34	817,722	792,882
5.00% due 06/01/34	773,317	755,369
5.00% due 07/01/35	104,570	102,096
5.00% due 10/01/35	557,220	544,032
5.00% due 11/01/35	348,140	339,901
5.00% due 11/01/36	32,946	32,153
5.50% due 07/01/34	508,904	508,451
5.81% due 01/01/37 (1)	677,960	684,281
5.98% due 10/01/36 (1)	606,443	617,393
6.00% due 12/01/33	92,200	93,890
6.00% due 10/01/37	427,072	433,450
6.50% due 03/01/36	275,614	283,364
6.50% due 05/01/36	8,471	8,709
7.00% due 04/01/32	151,056	158,247
Federal Home Loan Mtg. Corp.
REMIC Series 3312, Class LB 5.50% due 11/15/25 (3)	650,000	659,680
Series 3349, Class HB 5.50 due 06/15/31 (3)	232,000	235,909

		6,249,807

Federal National Mtg. Assoc. — 3.0%

5.00% due 08/01/18	161,095	161,498
5.00% due 06/01/37	334,612	326,497
5.00% due 07/01/37	129,028	125,899
5.50% due 11/01/22	290,598	294,368
5.50% due 12/01/33	924,787	925,473
5.50% due 02/01/36 (1)	310,224	314,021
5.50% due 11/01/36	289,740	289,426
6.00% due 12/01/33	84,213	85,686
6.00% due 11/01/36	602,547	606,860
6.50% due 09/01/32	263,904	272,826
6.50% due 07/01/36	114,042	117,240
7.00% due 08/01/37	105,943	110,207
7.00% due 09/01/37	310,300	322,788
7.00% due 10/01/37	370,935	385,864

		4,338,653

Government National Mtg. Assoc. — 0.6%

5.50% due 05/15/33	443,241	446,704
5.50% due 12/15/33	334,533	337,146
7.50% due 01/15/32	122,041	130,185

		914,035

Total U.S. Government Agencies (cost $11,442,769)		11,502,495

U.S. GOVERNMENT TREASURIES — 0.2%

United States Treasury Bonds — 0.0%

4.75% due 02/15/37	45,000	47,095

United States Treasury Notes — 0.2%

4.25% due 11/15/17	305,000	310,314

Total U.S. Government Treasuries (cost $357,582)		357,409

Total Long-Term Investment Securities (cost $131,025,736)		140,063,856

REPURCHASE AGREEMENTS — 2.6%

Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $524,058 and collateralized by United States Treasury Bonds, Bearing interest at 4.25% due 08/15/15 and having an approximate value of $534,956	524,000	524,000
State Street Bank & Trust Co. Joint Repurchase Agreement (13) (cost $3,720,000)	3,196,000	3,196,000

TOTAL REPURCHASE AGREEMENTS (cost $3,720,00)		3,720,000

TOTAL INVESTMENTS (cost $134,745,736) (14)	99.3%	143,783,856
Other assets less liabilities	0.7	956,585

NET ASSETS	100.0%	$144,740,441

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $6,183,141 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Collateralized Mortgage Obligation
(4)	Variable Rate Security—the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.
(5)	Commercial Mortgage Backed Security
(6)	Fair valued security; see Note 1
(7)	Variable Rate Security—the rate reflected is as of December 31, 2007, maturity date reflects next reset date.
(8)	Illiquid security
(9)	To the extent permitted by the Statement of Additional information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2007, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy 7.90% due 7/15/2009……………	01/10/2006	150,000	$0	$0	$0	0.00%

(10)	Bond in default
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Perpetual maturity—maturity date reflects the next call date.
(13)	See Note (2) for details of Joint Repurchase Agreement.
(14)	See Note (3) for cost of investments on a tax basis.
(15)	Company has filed Chapter 11 bankruptcy protection and is considered in default subsequent to December 31, 2007.

ADR-American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007— (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(1)
COMMON STOCK — 93.3%
Australia — 5.5%

BHP Billiton, Ltd.	39,300	$1,378,180
Boart Longyear Group†	472,100	968,459
CSL, Ltd.	48,200	1,531,848
QBE Insurance Group, Ltd.	45,200	1,317,086
Westpac Banking Corp.	20,800	506,828
Woolworths, Ltd.	47,680	1,415,272

		7,117,673

Brazil — 1.1%

Petroleo Brasileiro SA ADR	12,500	1,440,500

Cayman Islands — 1.3%

Hengan International Group Co., Ltd.	184,000	823,381
Neo-Neon Holdings, Ltd.	892,000	881,431

		1,704,812

China — 1.8%
China Coal Energy Co.	498,200	1,533,778
Industrial & Commercial Bank of China	1,062,000	753,527

		2,287,305

Egypt — 1.1%

Orascom Construction Industries	6,700	1,403,107

Finland — 0.7%

Outotec Oyj	17,550	950,740

France — 8.1%

AXA SA	61,870	2,463,437
Compagnie Generale des Etablissements Michelin, Class B	13,300	1,524,765
Electricite de France	15,990	1,894,890
Renault SA	4,600	645,441
Suez SA(Paris)	26,780	1,815,287
Vinci SA	29,890	2,195,644

		10,539,464

Germany — 9.0%

Allianz SE	8,100	1,732,515
Bayer AG	35,900	3,273,165
E.ON AG	5,200	1,104,094
MAN AG	13,600	2,237,857
Merck KGaA	12,300	1,580,049
SAP AG	34,600	1,787,670

		11,715,350

Greece — 4.3%

Alapis Holding Industrial and Commercial SA†	409,610	1,391,035
EFG Eurobank Ergasias	37,140	1,311,116
Hellenic Telecommunications Organization SA	39,030	1,434,408
National Bank of Greece SA	20,370	1,403,233

		5,539,792

Hong Kong — 3.0%
Cheung Kong Holdings, Ltd.	43,945	801,295
China Mobile Ltd. ADR	17,400	1,511,538
Hong Kong & China Gas Co., Ltd.	533,500	1,626,242
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0

		3,939,075

Israel — 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	31,500	1,464,120

Italy — 3.5%

Saipem SpA	65,120	2,590,975
UniCredito Italiano SpA	234,010	1,947,536

		4,538,511

Japan — 13.4%

Aisin Seiki Co., Ltd.	45,300	1,883,497
Daiichi Sankyo Co., Ltd.	36,300	1,115,268
Daikin Industries, Ltd.	32,500	1,814,483
Futaba Industrial Co., Ltd.	69,400	1,940,016
Ibiden Co., Ltd.	18,600	1,284,732
Japan Tobacco, Inc.	493	2,923,200
JFE Holdings, Inc.	21,100	1,063,242
Mitsui & Co., Ltd.	55,000	1,166,883
Nintendo Co., Ltd.	2,600	1,578,584
Osaka Titanium Technologies Co.	10,800	800,283
Sumitomo Mitsui Financial Group, Inc.	104	773,877
Toshiba Corp.	139,000	1,036,519

		17,380,584

Luxembourg — 1.2%

ArcelorMittal (Paris)	18,800	1,445,550
ArcelorMittal (Amsterdam)	630	48,281

		1,493,831

Malaysia — 1.1%
UMW Holdings Bhd	291,800	1,373,170

Mexico — 2.1%

Axtel SAB de CV†	748,200	1,871,477
Empresas ICA SAB de CV	128,100	844,939

		2,716,416

Norway — 6.3%

DNB NOR ASA	113,400	1,719,827
Norsk Hydro ASA	90,500	1,279,441
Petroleum Geo-Services ASA	75,900	2,182,532
Statoil ASA	96,299	2,977,488

		8,159,288

Russia — 1.6%

Mechel ADR	20,800	2,020,512
Uralkali GDR†*	216	8,046

		2,028,558

Singapore — 0.6%

Cosco Corp. Singapore, Ltd.	192,700	758,164

South Africa — 2.3%

Murray & Roberts Holdings, Ltd.	120,300	1,792,578
Tiger Brands, Ltd.	48,200	1,184,574

		2,977,152

South Korea — 3.6%

Daelim Industrial Co.	4,800	901,366
Hyundai Steel Co.	12,100	1,005,911
LG Electronics, Inc.	12,700	1,337,546
Shinhan Financial Group Co., Ltd.	24,400	1,400,002

		4,644,825

Spain — 1.7%

Banco Santander Central Hispano SA	101,760	2,198,445

Sweden — 0.8%

Hennes & Mauritz AB, Class B	18,040	1,090,326

Switzerland — 5.0%

Nestle SA	5,630	2,579,743
Nobel Biocare Holding AG	4,340	1,148,092
Zurich Financial Services AG	9,580	2,819,255

		6,547,090

Taiwan — 1.0%

Hon Hai Precision Industry Co., Ltd. GDR	108,000	1,339,200

United Kingdom — 12.1%

HSBC Holdings PLC	119,960	2,012,275
Inmarsat PLC	295,470	3,166,503
Rio Tinto PLC	7,300	764,804
Smith & Nephew PLC	185,050	2,127,514
Southern Cross Healthcare, Ltd.	88,250	922,375
Tesco PLC	218,940	2,067,383
Vodafone Group PLC	908,650	3,386,551
Xstrata PLC	16,970	1,194,966

		15,642,371

United States — 0.0%

SoftBrands, Inc.†	40	72

Total Common Stock (cost $106,350,172)		120,989,941

PREFERRED STOCK — 2.6%
Brazil — 0.5%

NET Servicos de Comunicacao SA	53,700	643,622

Germany — 2.1%

Henkel KGaA	49,100	2,752,314

Total Preferred Stock (cost $3,302,086)		3,395,936

Total Long-Term Investment Securities (cost $109,652,258)		124,385,877

REPURCHASE AGREEMENT — 2.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.00%, dated 12/31/07, to be repurchased 01/02/08 in the amount of $3,528,392 and collateralized by United States Treasury Bonds, bearing interest at 6.88% due 08/15/25 and having an approximate value of $3,598,824 (cost $3,528,000)	$3,528,000	3,528,000

TOTAL INVESTMENTS — (cost $113,180,258) (4)	98.6%	127,913,877
Other assets less liabilities	1.4	1,755,977

NET ASSETS —	100.0%	$129,669,854

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $8,046 representing 0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	A substantial number of the Portfolio’s holdings were valued using fair value procedures at December 31, 2007. At December 31, 2007, the aggregate value of these securities was $120,989,941 representing 93.3% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	See Note 3 for cost of investment on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Industry Allocation*

Banks-Commercial	9.8%
Insurance-Multi-line	5.3
Steel-Producers	4.4
Auto/Truck Parts & Equipment-Original	4.0
Cellular Telecom	3.8
Electric-Integrated	3.7
Oil-Field Services	3.7
Oil Companies-Integrated	3.4
Medical-Drugs	3.3
Building-Heavy Construction	3.1
Medical Products	3.1
Food-Misc.	2.9
Food-Retail	2.7
Repurchase Agreement	2.7
Building & Construction-Misc	2.5
Chemicals-Diversified	2.5
Satellite Telecom	2.5
Telephone-Integrated	2.5
Tobacco	2.3
Soap & Cleaning Preparation	2.1
Diversified Minerals	2.0
Electric Products-Misc.	1.8
Machinery-General Industrial	1.7
Building Products-Air & Heating	1.4
Enterprise Software/Service	1.4
Coal	1.2
Gas-Distribution	1.2
Rubber-Tires	1.2
Toys	1.2
Diversified Financial Services	1.1
Medical-Generic Drugs	1.1
Medical-Wholesale Drug Distribution	1.1
Circuit Boards	1.0
Electronic Components-Misc.	1.0
Insurance-Property/Casualty	1.0
Metal Processors & Fabrication	1.0
Import/Export	0.9
Retail-Apparel/Shoe	0.8
Engineering/R&D Services	0.7
Lighting Products & Systems	0.7
Machinery-Construction & Mining	0.7
Medical-Nursing Homes	0.7
Metal-Diversified	0.6
Non-Ferrous Metals	0.6
Real Estate Operations & Development	0.6
Transport-Marine	0.6
Auto-Cars/Light Trucks	0.5
Cable TV	0.5

98.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.7%
Aerospace/Defense-Equipment — 1.5%

United Technologies Corp.	40,200	$3,076,908

Apparel Manufacturer — 1.8%

Phillips-Van Heusen Corp.	95,500	3,520,130

Applications Software — 1.5%

Microsoft Corp.	85,800	3,054,480

Banks-Fiduciary — 1.5%

The Bank of New York Mellon Corp.	61,483	2,997,911

Banks-Super Regional — 5.4%

Bank of America Corp.	147,500	6,085,850
Wells Fargo & Co.	157,200	4,745,868

		10,831,718

Brewery — 1.9%

Anheuser-Busch Cos., Inc.	72,600	3,799,884

Chemicals-Diversified — 1.0%

E.I. du Pont de Nemours & Co.	43,900	1,935,551

Computers — 0.9%

Hewlett-Packard Co.	37,000	1,867,760

Cosmetics & Toiletries — 2.1%

Procter & Gamble Co.	56,600	4,155,572

Diversified Manufacturing Operations — 5.1%

3M Co.	37,800	3,187,296
General Electric Co.	192,000	7,117,440

		10,304,736

Electric-Integrated — 7.7%

Duke Energy Corp.	167,800	3,384,526
FPL Group, Inc.	41,500	2,812,870
Public Service Enterprise Group, Inc.	30,800	3,025,792
Southern Co.	87,800	3,402,250
Xcel Energy, Inc.	128,200	2,893,474

		15,518,912

Electronic Components-Semiconductors — 0.9%

Intel Corp.	70,800	1,887,528

Enterprise Software/Service — 1.2%

Oracle Corp.†	110,300	2,490,574

Finance-Credit Card — 2.0%

American Express Co.	76,400	3,974,328

Finance-Investment Banker/Broker — 7.8%

Citigroup, Inc.	184,800	5,440,512
JPMorgan Chase & Co.	138,700	6,054,255
Morgan Stanley	80,400	4,270,044

		15,764,811

Food-Misc. — 2.2%

Kraft Foods, Inc., Class A	134,257	4,380,806

Insurance-Multi-line — 4.2%

Hartford Financial Services Group, Inc.	42,200	3,679,418
MetLife, Inc.	76,700	4,726,254

		8,405,672

Insurance-Property/Casualty — 2.0%

Chubb Corp.	75,400	4,115,332

Investment Management/Advisor Services — 1.5%

Invesco, Ltd.	97,000	3,043,860

Medical Products — 1.5%

Johnson & Johnson	46,500	3,101,550

Medical-Drugs — 2.0%

Pfizer, Inc.	178,100	4,048,213

Medical-Generic Drugs — 1.5%

Mylan, Inc.	209,100	2,939,946

Medical-HMO — 1.7%

UnitedHealth Group Inc.	57,600	3,352,320

Metal-Aluminum — 1.0%

Alcoa, Inc.	53,200	1,944,460

Multimedia — 1.6%

News Corp., Class A	152,900	3,132,921

Non-Hazardous Waste Disposal — 1.4%

Waste Management, Inc.	84,600	2,763,882

Oil Companies-Integrated — 13.1%

Chevron Corp.	64,400	6,010,452
ConocoPhillips	68,000	6,004,400
ExxonMobil Corp.	89,000	8,338,410
Marathon Oil Corp.	97,700	5,946,022

		26,299,284

Oil Refining & Marketing — 3.7%

Sunoco, Inc.	54,200	3,926,248
Valero Energy Corp.	50,200	3,515,506

		7,441,754

Paper & Related Products — 1.0%

International Paper Co.	61,000	1,975,180

Retail-Apparel/Shoe — 2.0%

American Eagle Outfitters, Inc.	196,500	4,081,305

Retail-Building Products — 1.0%

Home Depot, Inc.	74,500	2,007,030

Savings & Loans/Thrifts — 1.5%

People’s United Financial, Inc.	169,900	3,024,220

Telephone-Integrated — 6.4%

AT&T, Inc.	161,450	6,709,862
Verizon Communications, Inc.	139,000	6,072,910

		12,782,772

Tobacco — 2.0%

Altria Group, Inc.	54,000	4,081,320

Transport-Services — 2.1%

United Parcel Service, Inc., Class B	58,900	4,165,408

Total Long-Term Investment Securities (cost $183,852,938)		192,268,038

REPURCHASE AGREEMENT — 3.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $7,060,000)	$7,060,000	7,060,000

TOTAL INVESTMENTS (cost $190,912,938)(2)	99.2%	199,328,038
Other assets less liabilities	0.8	1,569,757

NET ASSETS	100.0%	$200,897,795

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica Disciplined Growth Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 90.0%
Advanced Materials — 0.8%
Hexcel Corp.†	24,000	$582,720

Aerospace/Defense — 3.2%

Raytheon Co.	29,800	1,808,860
Rockwell Collins, Inc.	8,600	618,942

		2,427,802

Aerospace/Defense-Equipment — 5.3%

Alliant Techsystems, Inc.†	20,600	2,343,456
BE Aerospace, Inc.†	18,000	952,200
Triumph Group, Inc.	8,100	667,035

		3,962,691

Agricultural Chemicals — 4.2%

Monsanto Co.	13,800	1,541,322
Potash Corp. of Saskatchewan, Inc.	11,000	1,583,560

		3,124,882

Banks-Fiduciary — 0.8%

The Bank of New York Mellon Corp.	13,000	633,880

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	17,000	1,290,300

Cable TV — 0.3%

Comcast Corp., Class A†	10,700	195,382

Casino Hotels — 3.8%
Las Vegas Sands Corp.†	8,000	824,400
MGM Mirage, Inc.†	24,000	2,016,480

		2,840,880

Cellular Telecom — 0.7%

China Mobile Ltd ADR	6,200	538,594

Chemicals-Specialty — 1.2%

The Mosaic Co.†	10,000	943,400

Computers — 7.0%

Apple, Inc.†	13,300	2,634,464
Hewlett-Packard Co.	38,000	1,918,240
International Business Machines Corp.	6,300	681,030

		5,233,734

Cosmetics & Toiletries — 1.6%

Procter & Gamble Co.	16,800	1,233,456

Data Processing/Management — 0.9%

Mastercard, Inc., Class A	3,000	645,600

Diagnostic Kits — 1.0%

Inverness Medical Innovations, Inc.†	13,000	730,340

Diversified Manufacturing Operations — 0.9%

Roper Industries, Inc.	10,500	656,670

Diversified Minerals — 1.6%

Cia Vale do Rio Doce ADR	36,000	1,176,120

E-Commerce/Products — 3.0%

Amazon.com, Inc.†	24,000	2,223,360

Electronic Components-Semiconductors — 3.8%

Intel Corp.	55,000	1,466,300
MEMC Electronic Materials, Inc.†	16,000	1,415,840

		2,882,140

Electronic Forms — 1.7%

Adobe Systems, Inc.†	30,000	1,281,900

Electronic Measurement Instruments — 2.5%

Garmin, Ltd.	19,100	1,852,700

Energy-Alternate Sources — 4.5%

First Solar, Inc.†	2,900	774,706
Sunpower Corp., Class A†	11,400	1,486,446
Suntech Power Holdings Co., Ltd. ADR†	13,500	1,111,320

		3,372,472

Engineering/R&D Services — 1.5%

ABB, Ltd. ADR	28,500	820,800
Fluor Corp.	2,200	320,584

		1,141,384

Food-Misc. — 1.5%

Kraft Foods, Inc., Class A	34,000	1,109,420

Insurance-Multi-line — 0.8%

MetLife, Inc.	10,000	616,200

Machinery-Farming — 2.0%

Deere & Co.	16,000	1,489,920

Medical-Biomedical/Gene — 4.6%
Genzyme Corp.†	19,300	1,436,692
Omrix Biopharmaceuticals, Inc.†	17,100	594,054
Sangamo Biosciences, Inc.†	108,000	1,413,720

		3,444,466

Medical-Drugs — 0.6%

Elan Corp. PLC ADR†	22,000	483,560

Metal Processors & Fabrication — 1.8%

Precision Castparts Corp.	9,900	1,373,130

Metal-Copper — 0.7%

Southern Copper Corp.	5,000	525,650

Metal-Diversified — 0.9%

Freeport-McMoRan Copper & Gold, Inc.	7,000	717,080

Multimedia — 0.7%

News Corp., Class A	25,000	512,250

Networking Products — 0.4%

Atheros Communications, Inc.†	10,000	305,400

Oil Companies-Exploration & Production — 1.4%

Devon Energy Corp.	8,000	711,280
Petroquest Energy, Inc.†	23,000	328,900

		1,040,180

Oil Companies-Integrated — 1.6%

ExxonMobil Corp.	12,800	1,199,232

Oil Field Machinery & Equipment — 1.9%

National-Oilwell Varco, Inc.†	19,200	1,410,432

Oil Refining & Marketing — 1.7%

Valero Energy Corp.	17,900	1,253,537

Oil-Field Services — 1.6%

Schlumberger, Ltd.	12,000	1,180,440

Optical Supplies — 0.8%

Alcon, Inc.	4,000	572,160

Real Estate Investment Trusts — 1.8%

Annaly Mortgage Management, Inc.	76,000	1,381,680

Retail-Drug Store — 1.8%

CVS Caremark Corp.	34,000	1,351,500

Retail-Restaurants — 0.9%

McDonald’s Corp.	11,000	648,010

Software Tools — 0.9%

VMware, Inc. Class A†	7,900	671,421

Telephone-Integrated — 1.9%

AT&T, Inc.	35,000	1,454,600

Tobacco — 1.4%

Altria Group, Inc.	14,000	1,058,120

Web Portals/ISP — 3.8%

Google, Inc., Class A†	4,100	2,835,068

X-Ray Equipment — 2.5%

Hologic, Inc.†	27,000	1,853,280

Total Long-Term Investment Securities

(cost $60,446,194)		67,457,143

REPURCHASE AGREEMENT — 9.9%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $7,384,000)	$7,384,000	7,384,000

TOTAL INVESTMENTS

(cost $67,830,194) (2)	99.9%	74,841,143
Other assets less liabilities	0.1	72,492

NET ASSETS	100.0%	$74,913,635

†	Non-income producing security
(1)	See Note 2 for details for Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR- American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)(1)
COMMON STOCK — 95.5%
Australia — 1.9%

David Jones, Ltd.	5,736	$27,597
JB Hi-Fi, Ltd.	20,632	281,415
Navitas, Ltd.	29,128	52,473
Tassal Group, Ltd.	73,726	270,875

		632,360

Austria — 1.1%

Andritz AG	6,450	386,670

Belgium — 1.1%

EVS Broadcast Equipment SA	3,265	378,838

Bermuda — 2.5%

China Yurun Food Group, Ltd.	57,000	93,650
CNPC Hong Kong, Ltd.	170,000	107,508
Global Sources, Ltd.†	6,930	195,565
IT, Ltd.	566,000	207,516
Sino Techfibre, Ltd.	172,000	118,201
Synear Food Holdings, Ltd.	110,000	127,003

		849,443

Cayman Islands — 2.0%

AAC Acoustic Technologies Holdings, Inc.†	90,000	120,458
Anta Sports Products, Ltd.†	134,000	185,741
Hidili Industry International Development, Ltd.†	145,000	220,150
HKR International, Ltd.	156,000	148,049

		674,398

China — 2.3%

AsiaInfo Holdings, Inc.†	27,600	303,600
China BlueChemical, Ltd.	692,000	442,313
New World Department Store China, Ltd.†	31,000	43,450

		789,363

Denmark — 3.7%

FLSmidth & Co. A/S	5,413	548,548
Genmab A/S†	3,579	214,227
NeuroSearch A/S†	3,009	191,713
NKT Holding A/S	3,195	285,422

		1,239,910

Finland — 4.3%

KCI Konecranes Oyj	9,581	325,749
Lassila & Tikanoja Oyj	6,117	201,540
Nokian Renkaat Oyj	10,536	367,022
Oriola-KD Oyj	39,653	173,456
Poyry Oyj	7,211	181,126
Ramirent Oyj	13,771	223,878

		1,472,771

France — 4.9%

Guerbet	1,057	215,718
IMS International Metal Service	3,710	143,152
Ingenico SA	9,116	288,634
Laurent-Perrier	1,100	208,394
Rubis	2,901	283,056
Sechilienne SA	3,523	289,772
Virbac SA	2,320	232,983

		1,661,709

Germany — 8.9%

Bauer AG	3,976	278,079
ElringKlinger AG	5,177	643,362
Fielmann AG	8,366	549,563
KSB AG	417	263,190
Rational AG	1,063	217,474
Symrise AG†	14,528	405,190
Wincor Nixdorf AG	3,960	373,184
Wirecard AG†	16,890	280,970

		3,011,012

Greece — 3.4%

Athens Stock Exchange SA	17,755	622,133
Fourlis Holdings SA	7,371	291,233
Frigoglass SA	6,409	232,150

		1,145,516

Hong Kong — 0.9%

China Green Holdings, Ltd.	204,000	216,974
Guangzhou Investment Co., Ltd.	266,000	77,149

		294,123

Indonesia — 1.1%

PT Ciputra Development†	2,315,000	216,753
PT United Tractors Tbk	124,000	142,654

		359,407

Ireland — 0.7%

Kingspan Group PLC (Ireland)	8,883	133,877
Norkom Group PLC†	36,550	96,188

		230,065

Italy — 1.4%

ASM SpA	50,872	369,730
Digital Multimedia Technologies SpA†	2,190	112,930

		482,660

Japan — 28.3%

Amano Corp.	7,400	88,197
Chugoku Marine Paints, Ltd.	22,000	199,409
Daiichi Chuo Kisen Kaisha	12,000	61,790
Daiseki Co., Ltd.	1,700	51,188
Dena Co., Ltd.	29	139,007
Digital Garage, Inc.†	63	116,510
Disco Corp.	2,600	144,415
Don Quijote Co, Ltd.	16,200	317,179
en-japan, Inc.	28	78,836
EPS Co., Ltd.	45	154,289
Exedy Corp.	8,500	286,449
FP Corp.	4,500	140,810
Fujimi, Inc.	5,800	89,344
Glory, Ltd.	2,400	55,726
Harmonic Drive Systems, Inc.	17	69,766
HIS Co., Ltd.	9,500	168,036
Hisamitsu Pharmaceutical Co., Inc.	5,900	179,734
Hitachi Systems & Services, Ltd.	6,300	138,276
Imagineer Co., Ltd.	3,400	36,238
Intelligence, Ltd.	39	59,058
Iriso Electronics Co., Ltd.	2,900	61,855
Japan Aviation Electronics Industry, Ltd.	11,000	160,222
Japan Steel Works, Ltd.	19,000	278,314
Kaga Electronics Co., Ltd.	4,300	65,374
Kakaku.com, Inc.	50	216,432
Kenedix, Inc.	48	77,235
Kito Corp.	27	63,860
Kitz Corp.	9,000	45,796
Koito Manufacturing Co., Ltd.	12,000	164,156
Kyoritsu Maintenance Co., Ltd.	7,700	151,204
Land Business Co., Ltd.	10	6,563
Lintec Corp.	8,500	144,771
Mani, Inc.	1,500	99,573
MCJ Co., Ltd.	88	44,768
MEC Co., Ltd.	3,400	39,880
Miraca Holdings, Inc.	5,100	122,011
Miraial Co., Ltd.	1,900	53,714
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,340	111,209
Modec, Inc.	6,000	158,101
Moshi Moshi Hotline, Inc.	5,900	298,161
Nabtesco Corp.	20,000	318,838
Nihon Dempa Kogyo Co., Ltd.	2,400	117,190
Nishimatsuya Chain Co., Ltd.	11,800	130,230
Nissha Printing Co, Ltd.	2,600	102,379
NPC, Inc.	1,300	37,146
Obic Co, Ltd.	540	99,973
Okasan Holdings, Inc.	22,000	125,372
Otsuka Corp.	3,200	273,213
Resort Solution Co., Ltd.	2,000	7,100
ResortTrust, Inc.	11,100	217,494
Rohto Pharmaceutical Co., Ltd.	10,000	112,893
Saint Marc Holdings Co., Ltd.	3,200	131,361
Sankyu, Inc.	29,000	157,539
Sasebo Heavy Industries Co., Ltd.	29,000	135,645
Sato Corp.	5,800	86,211
Secom Techno Service Co., Ltd.	3,000	110,115
Star Micronics Co., Ltd.	12,000	264,259
Sugi Pharmacy Co., Ltd.	2,700	77,372
Sumco Techxiv Corp.	700	24,537
Sysmex Corp.	5,800	246,037
Taiyo Ink Manufacturing Co., Ltd.	5,000	147,516
Takeei Corp.	700	23,533
Teikoku Piston Ring Co., Ltd.	12,100	118,855
Telepark Corp.	57	64,559
The Kagoshima Bank, Ltd.	6,000	40,992
Toho Pharmaceutical Co., Ltd.	6,400	125,090
Toshiba Machine Co., Ltd.	12,000	98,844
Toyo Tanso Co., Ltd.	3,150	250,098
Tsumura & Co.	6,700	131,944
Unicharm Petcare Corp.	2,000	103,635
Union Tool Co.	3,800	125,690
USS Co, Ltd.	3,290	204,118
Vantec Group Holdings Corp.	20	32,404
Works Applications Co., Ltd.	155	170,769
Xebio Co., Ltd.	5,500	157,718
Yamaguchi Financial Group, Inc.	6,000	69,620

		9,577,745

Malaysia — 0.9%

Muhibbah Engineering Bhd	118,250	133,629
Sarawak Energy Bhd	241,800	174,826

		308,455

Netherlands — 1.3%

Aalberts Industries NV	13,578	267,626
Smartrac NV†	3,232	174,834

		442,460

Norway — 1.2%

Sevan Marine ASA†	26,577	397,820

Singapore — 1.1%

Ho Bee Investment, Ltd.	68,000	68,565
Raffles Medical Group, Ltd.	206,800	216,148
Swiber Holdings, Ltd.†	38,000	89,857

		374,570

South Korea — 3.7%

CJ Internet Corp.	5,940	100,961
Hyundai DSF Co., Ltd.	6,970	92,940
Jinsung T.E.C.	9,548	110,642
JVM Co., Ltd.†	2,683	161,393
Kolon Engineering & Construction Co., Ltd.	4,180	61,219
Osstem Implant Co., Ltd.†	6,393	217,937
SODIFF Advanced Materials Co., Ltd.	1,104	70,537
SSCP Co., Ltd.†	7,375	247,610
STX Pan Ocean Co., Ltd.†	13,230	41,134
Taeyoung Engineering & Construction	13,800	165,555

		1,269,928

Spain — 1.5%

Mecalux SA	4,848	174,213
Tubacex SA	34,479	333,974

		508,187

Sweden — 3.2%

Intrum Justitia AB	26,617	470,491
Lindab International AB	11,144	251,845
RaySearch Laboratories AB†	5,967	174,961
RNB Retail and Brands AB	19,008	175,511

		1,072,808

Switzerland — 2.4%

Banque Cantonale Vaudoise	173	76,282
Basilea Pharmaceutica AG†	1,433	277,408
Compagne Financiere Tradition	1,025	183,707
Vontobel Holding AG	5,993	290,331

		827,728

Taiwan — 0.9%

Everlight Electronics Co., Ltd.	37,077	134,904
Sanyang Industrial Co., Ltd.	302,000	165,706

		300,610

United Kingdom — 10.8%

Chemring Group PLC	8,585	349,495
Chloride Group PLC	74,100	259,867
Cookson Group PLC	33,112	462,143
Detica Group PLC	16,096	70,190
IG Group Holdings PLC	71,863	576,449
Northumbrian Water Group PLC	51,897	350,521
Rotork PLC	14,270	273,111
RPS Group PLC	44,953	284,871
Southern Cross Healthcare, Ltd.	31,396	328,146
Tanfield Group PLC†	119,638	327,094
VT Group PLC	27,930	381,528

		3,663,415

Total Common Stock
(cost $30,876,880)		32,351,971

PREFERRED STOCK — 2.6%
Germany — 2.6%

Fuchs Petrolub AG	4,574	404,648
Hugo Boss AG 7.49%	8,616	487,257

		891,905

Total Preferred Stock
(cost $817,929)		891,905

Total Long-Term Investment Securities

(cost $31,694,809)		33,243,876

TOTAL INVESTMENTS —
(cost $31,694,809) (2)	98.1%	33,243,876
Other assets less liabilities	1.9	630,960

NET ASSETS —	100.0%	$33,874,836

†	Non-income producing security
(1)	A substantial number of the Portfolio’s holdings were valued using fair valued procedures at December 31, 2007. At December 31, 2007, the aggregate value of these securities was $32,744,711 representing 96.7% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

Industry Allocation*
Auto/Truck Parts & Equipment-Original	3.6%
Building & Construction Products-Misc.	3.6
Finance-Other Services	3.2
Machinery-General Industrial	3.2
Medical-Drugs	3.2
Diversified Manufacturing Operations	3.1
Electronic Components-Misc.	2.7
Computers-Integrated Systems	2.4
Miscellaneous Manufacturing	2.4
Chemicals-Diversified	2.3
Machinery-Electrical	1.8
Machinery-Material Handling	1.8
Gambling (Non-Hotel)	1.7
Appliances	1.6
Retail-Misc./Diversified	1.6
Consulting Services	1.5
Retail-Apparel/Shoe	1.5
Shipbuilding	1.5
Apparel Manufacturers	1.4
Banks-Commercial	1.4
Medical-Biomedical/Gene	1.4
Agricultural Chemicals	1.3
Computers	1.2
Machinery-Construction & Mining	1.2
Oil Field Machinery & Equipment	1.2
Oil Refining & Marketing	1.2
Electric-Integrated	1.1
Industrial Audio & Video Products	1.1
Rubber-Tires	1.1
Commercial Services	1.0
Food-Misc.	1.0
Medical-Nursing Homes	1.0
Steel Pipe & Tube	1.0
Water	1.0
Direct Marketing	0.9
Energy-Alternate Sources	0.9
Finance-Investment Banker/Broker	0.9
Internet Infrastructure Software	0.9
Real Estate Operations & Development	0.9
Retail-Discount	0.9
Chemicals-Specialty	0.8
Fisheries	0.8
Instruments-Controls	0.8
Machinery-Pumps	0.8
Medical Products	0.8
Power Converter/Supply Equipment	0.8
Retail-Consumer Electronics	0.8
Retail-Petroleum Products	0.8
Agricultural Operations	0.7
Coal	0.7
Medical Instruments	0.7
Veterinary Products	0.7
Beverages-Wine/Spirits	0.6
Coatings/Paint	0.6
Commerce	0.6
Dental Supplies & Equipment	0.6
Diversified Operations	0.6
E-Commerce/Services	0.6
Environmental Consulting & Engineering	0.6
Internet Content-Information/News	0.6
Medical Imaging Systems	0.6
Medical-Hospitals	0.6
Rental Auto/Equipment	0.6
Resorts/Theme Parks	0.6
Retail-Automobile	0.6
Applications Software	0.5
Auto-Cars/Light Trucks	0.5
Building-Heavy Construction	0.5
Building-Maintance & Services	0.5
Electric-Generation	0.5
Electronic Components-Semiconductors	0.5
Electronic Security Devices	0.5
Electronics-Military	0.5
Footwear & Related Apparel	0.5
Retail-Sporting Goods	0.5
Transport-Truck	0.5
Travel Services	0.5
Containers-Paper/Plastic	0.4
Distribution/Wholesale	0.4
Engineering/R&D Services	0.4
Medical-Wholesale Drug Distribution	0.4
Retail-Restaurants	0.4
Decision Support Software	0.3
E-Services/Consulting	0.3
Finance-Leasing Companies	0.3
Machinery-Print Trade	0.3
Motion Pictures & Services	0.3
Oil Companies-Exploration & Production	0.3
Oil-Field Services	0.3
Printing-Commercial	0.3
Protection/Safety	0.3
Retail-Regional Department Stores	0.3
Telecommunication Equipment	0.3
Textile-Products	0.3
Transport-Marine	0.3
Advanced Materials	0.2
Building & Construction-Misc.	0.2
Cellular Telecom	0.2
Electronic Connectors	0.2
Electronic Parts Distribution	0.2
Human Resources	0.2
Investment Management/Advisor Services	0.2
Retail-Drug Store	0.2
Retail-Major Department Stores	0.2
Schools	0.2
Batteries/Battery Systems	0.1
Internet Content-Entertainment	0.1
Metal Processors & Fabrication	0.1
Recycling	0.1
Transport-Services	0.1

98.1%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements

As of December 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	1.19%	$1,732,000
Growth & Income	2.39	3,470,000
Balanced Assets	2.20	3,196,000
Value	4.86	7,060,000
Disciplined Growth	5.08	7,384,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2007, bearing interest at a rate of 0.75% per annum, with a principle amount of $145,388,000, a repurchase price of $145,394,058 and a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value

U.S. Treasury Bonds	8.13%	08/15/19	$17,680,000	$24,266,667
U.S. Treasury Bonds	8.75%	08/15/20	85,245,000	124,031,475

In addition, as of December 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Growth Opportunities	3.29%	$8,221,000
New Century	4.38	10,945,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2007, bearing interest at a rate of 1.30% per annum, with a principal amount of $250,000,000, a repurchase price of $250,018,056 and a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	4.25%	01/15/2010	$250,000,000	$255,000,900

Note 3. Federal Income Taxes

As of December 31, 2007 the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$60,211,759	$57,004,363	$96,132,351	$98,453,182	$135,315,662

Appreciation	11,655,209	1,655,709	2,169,694	6,849,709	13,296,885
Depreciation	(2,304,624)	(5,278,105)	(7,857,196)	(4,472,656)	(4,828,691)

Net unrealized appreciation (depreciation)	$9,350,585	$(3,622,396)	$(5,687,502)	$2,377,053	$8,468,194

	International Equity Fund	Value Fund	Disciplined Growth Fund	International Small-Cap Fund
Cost (tax basis)	$113,250,994	$191,436,782	$68,021,480	$31,801,126

Appreciation	18,397,289	15,247,198	7,799,626	1,925,631
Depreciation	(3,734,406)	(7,355,942)	(979,963)	(1,300,255)

Net unrealized appreciation (depreciation)	$14,662,883	$7,891,256	$6,819,663	$625,376

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 28, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	February 28, 2008